Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 94,966	¥ (192,932)
Other comprehensive income before reclassification	230,099	325,326
Amounts reclassified from accumulated other comprehensive income	(4,655)	5,548
Other comprehensive income (loss)	225,444	330,874	¥ 190,807
Less-Comprehensive income attributable to noncontrolling interests	52,178	42,976
Ending Balance	268,232	94,966	(192,932)
Unrealized gain (loss) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	84,711	71,976
Other comprehensive income before reclassification	76,141	16,292
Amounts reclassified from accumulated other comprehensive income	167	(235)
Other comprehensive income (loss)	76,308	16,057
Less-Comprehensive income attributable to noncontrolling interests	26,907	3,322
Ending Balance	134,112	84,711	71,976
Unrealized gain (loss) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(5,982)	(2,560)
Other comprehensive income before reclassification	4,491	(3,595)
Amounts reclassified from accumulated other comprehensive income	(1,588)	(1,300)
Other comprehensive income (loss)	2,903	(4,895)
Less-Comprehensive income attributable to noncontrolling interests	1,730	(1,473)
Ending Balance	(4,809)	(5,982)	(2,560)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	120,839	(5,683)
Other comprehensive income before reclassification	133,316	150,461
Amounts reclassified from accumulated other comprehensive income	(3,453)	6,010
Other comprehensive income (loss)	129,863	156,471
Less-Comprehensive income attributable to noncontrolling interests	26,270	29,949
Ending Balance	224,432	120,839	(5,683)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(104,602)	(256,665)
Other comprehensive income before reclassification	16,151	162,168
Amounts reclassified from accumulated other comprehensive income	219	1,073
Other comprehensive income (loss)	16,370	163,241
Less-Comprehensive income attributable to noncontrolling interests	(2,729)	11,178
Ending Balance	¥ (85,503)	¥ (104,602)	¥ (256,665)